Restructuring Charges (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restructuring Cost and Reserve [Line Items]
Total provision recognized	$ 8,159		$ 8,796
Manchester, United Kingdom facility closure
Restructuring Cost and Reserve [Line Items]
Total provision recognized			8,796
Utilized	(1,359)	$ (1,167)
Asset write-off			(5,629)
Closing provision	641	2,000	3,167
Resource Rationalizations
Restructuring Cost and Reserve [Line Items]
Total provision recognized	8,159
Utilized	(6,305)
Foreign exchange	(63)
Closing provision	1,791
Workforce reduction | Resource Rationalizations
Restructuring Cost and Reserve [Line Items]
Total provision recognized	6,190
Utilized	(5,734)
Foreign exchange	(63)
Closing provision	393
Onerous Lease | Manchester, United Kingdom facility closure
Restructuring Cost and Reserve [Line Items]
Total provision recognized			3,167
Utilized	(1,359)	(1,167)
Closing provision	641	$ 2,000	3,167
Onerous Lease | Resource Rationalizations
Restructuring Cost and Reserve [Line Items]
Total provision recognized	1,969
Utilized	(571)
Closing provision	$ 1,398
Asset Impairment | Manchester, United Kingdom facility closure
Restructuring Cost and Reserve [Line Items]
Total provision recognized			5,629
Asset write-off			$ (5,629)